Pensions and Other Long-Term Post-Employment Benefits	12 Months Ended
Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Pensions and Other Long-Term Post-Employment Benefits

14. Pensions and Other Long-Term Post-Employment Benefits

The Company offers pensions and various other long-term benefit plans to its employees. Where permitted by applicable law, the Company reserves the right to change, modify or discontinue the plans.

The Company recognizes liabilities in its consolidated balance sheets a liability for the long-term pension and post employment benefit obligations. These amounted to $16 million and $13 million at December 31, 2012 and 2011, respectively. The following table presents the significant components of the long-term liability for employee benefits:

	Successor	Predecessor
	Year ended December 31,	Year ended December 31,
	2012	2011
Defined benefit pension plans in Belgium	$9	$7
Compensation career termination – early retirement in Belgium	2	5
Other long-term employee benefits in Belgium	1	1
Long-term employee compensation in other entities	4	—

Total long-term liability for employee benefits	$16	$13

Defined Benefit Plans Belgium

The Company funds two major defined benefit pension plans in Belgium, covering approximately 85 senior management members and 116 employees. Both plans are financed through a group insurance product at AXA Belgium NV.

The following table provides a reconciliation of projected benefit obligations, plan assets and the funded status of these defined benefit plans:

	Successor	Predecessor
	Year ended December 31, 2012	Year ended December 31, 2011
Change in benefit obligation:
Benefit obligation, beginning of period	$—	$16
Acquisition	19
Service cost	1	1
Interest cost	1	1
Actuarial loss in year	2	2
(Benefits paid) transfers in year	—	(1)
Foreign currency exchange rate changes	(2)	(1)

Benefit obligation, end of period	21	18

Change in plan assets:
Fair value of plan assets, beginning of period	$—	$11
Acquisition	11
Actual return on plan assets	1	1
Company contributions	1	1
Benefits paid	—	(1)
Foreign currency exchange rate changes	(1)	(1)

Fair value of plan assets, end of period	12	11

Funded status, end of period	$(9)	$(7)

The accumulated actuarial losses recognized in accumulated other comprehensive income amounted to $1 million and $3.5 million at December 31, 2012 and 2011, respectively. The amounts recognized in other comprehensive income for the years ended December 31, 2012, 2011 and 2010 is $1 million, $1.9 million and $1.0 million, respectively.

Net periodic benefit costs for the defined benefit pension plan for year ended December 31, 2012, 2011 and 2010, respectively, is as follows:

	Successor	Predecessor
	Year ended December 31,	January 1 through February 14,	Year ended December 31,	Year ended December 31,
	2012	2012	2011	2010
Service cost	$1	$—	$1	$1
Interest cost	1	—	1	1
Expected return on plan assets	(1)	—	(1)	(1)
Amortization of actuarial gain/loss	—	—	—	—
Amortization of prior service cost	—	—	—	—

Net periodic benefit costs	$1	$—	$1	$1

The Company expects to contribute $1.5 million to its defined benefit pension plans in 2013.

Additional benefit obligation information

The information below includes all plans.

	Year ended December 31, 2012	Year ended December 31, 2011
Accumulated benefit obligation	$17	$12

The information below relates to plans with accumulated benefit obligations in excess of plan assets.

	Year ended December 31, 2012	Year ended December 31, 2011
Projected benefit obligation	$25	$18
Accumulated benefit obligation	$17	$12
Fair value of plan assets	$13	$11

The information below relates to plans with projected benefit obligations in excess of plan assets.

	Year ended December 31, 2012	Year ended December 31, 2011
Projected benefit obligation	$25	$18
Fair value of plan assets	$13	$11

Plan assets

The Company’s pension plans assets consist of guaranteed investment contracts with a large insurance company, AXA Belgium. The insurance company invests the majority of its funds in sovereign and corporate bonds. Investment decisions are based on strategic asset allocation studies and risk management best practices. The contracts provide a guaranteed rate of return, with returns over the guaranteed amount provided at the discretion of the insurance company based on actual returns of the investments. The contracts are recorded at fair value and are considered in the fair value hierarchy as Level 2 assets, for valuation purposes, based on contract value. Contract value is the most relevant indicator of fair value because the contracts can be redeemed or transferred at this amount.

Estimated future contributions

As of December 31, 2012, future expected contributions by our pension plans which reflect expected future service, as appropriate, were as follows:

	2013	2014	2015	2016	2017	2018-2021
Belgian pension plans	1.1	1.3	1.3	1.3	1.3	5.3

Actuarial assumptions

The Company’s actuarial assumptions are determined based on the demographics of the population, the discount rate, the expected long-term return on assets, the rate of salary increase including inflation, the increase of the pension ceiling including inflation, economic trends, statutory requirements and other factors that could impact the benefit obligation and plan assets.

The assumptions used in determining net benefit costs and benefit liabilities for our pension plans were as follows:

	2012	2011	2010
Discount rate	3.0%	4.0%	4.5%
Expected rate of return on assets	4.5%	4.5%	4.5%
Future salary increases	3.5%	3.5%	3.5%
Future pension increases	2.0%	2.0%	2.0%

The Company selects the discount rates based on cash flow models using the yields of high-grade corporate bonds with the same duration of the pension and prepension liabilities within the Group, namely around 10 years.

The discount rate assumption in this chart changed to 3% (2012) from 4% (2011), resulting in a change in the pension benefit obligation. In the table showing that reconciles the change in benefit obligations for the year, the impact of the discount rate change is included in the actuarial loss line item.

The expected return on plan assets is based on market expectations both forward-looking as well as historical experience, taking into account the duration of the pension liabilities. As of financial year 2005, the average return on plan assets have been in the range of 4.93% to 5.13%, but has been reduced to 4.5%, considering the current financial climate with decreasing global interest rates.

Early Retirement Scheme in Belgium

The Company offers to its Belgian employees, executives and blue collar workers the opportunity to enter into an early retirement scheme, as agreed in a collective employment agreement at the level of the Belgian Chemicals Industry sector. The employee benefits of this early retirement scheme are partly paid by the Company and partly paid by the Belgian government. This early retirement scheme is unfunded and the amounts accrued in the Financial Statements are derived from an actuarial calculation and represent the current and future liabilities from the Company to fund its obligations in this early retirement scheme.

The liability for this early retirement scheme at December 31, 2012 and 2011 were $2.3 million and $5.0 million, respectively.

The principal assumptions used in determining the early retirement benefit obligation under this plan are shown below:

	2012	2011	2010
Discount rate	3.0%	4.0%	4.5%
Rate of inflation	2.0%	2.0%	2.0%

Other Long-Term Employee Benefits in Belgium

The other long-term employee benefits in Belgium relate to a seniority bonus provision for executives and employees for which the liabilities recognized at December 31, 2012 and 2011 were $1 million and $0.7 million, respectively.

Long-Term Employee Compensation in Other Entities

The long-term employee compensation in other entities relate to a German early retirement program for 6 employees in Germany. The accrued liabilities recorded under this plan at December 31, 2012 and 2011 were $0.6 and $0.4 million, respectively. The liabilities are based on an actuarial calculation with principal assumptions of a future salary increase of 3.0%, an average remaining obligation of one year and discount factors of 3.7% and 3.80% for the years ended December 31, 2012 and 2011, respectively.

Defined Contribution Plans

The Company sponsors a defined contribution savings plan for its U.S.-based employees under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”). The 401(k) Plan covers all employees who meet the defined age and service requirements, and allows participants an opportunity to defer a portion of their annual compensation on a pre-tax basis. The Company contributes a percentage of its eligible employees’ earnings. In addition, the Company may, at its discretion, make an additional profit sharing contribution of a designated percentage of each employee’s compensation, based upon the employee’s length of service.

For the year ended December 31, 2012, the Predecessor period January 1 through February 14, 2012 and the years ended December 31, 2011 and 2010, the total amounts included in expenses for the Company’s contributions to the 401(k) Plan were $1.9 million, $0.2 million, $1.5 million and $1.5 million, respectively.

Certain employees in Belgium are eligible to participate in defined contribution plans by contributing a portion of their compensation. We match the employees’ contributions. Contribution to these plans and charges to expenses amounted to $0.3 million, $0.3 million and $0.3 million for the years ended December 31, 2012, 2011 and 2010, respectively.